Summary of Stock Option Activity and Changes during Year (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock awards granted in connection with acquisition	613,473	1,046,372	1,939,796
NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock awards granted in connection with acquisition	1,100,000
Market value of stock awarded granted in connection with acquisition	$ 13.7